Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000180528
Shareholder Report [Line Items]
Fund Name	Arrow Reserve Capital Management ETF
Trading Symbol	ARCM
Security Exchange Name	CboeBZX
Additional Information Phone Number	1-877-277-6933
Additional Information Website	https://arrowfunds.com/default.aspx?menuitemid=521
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Reserve Capital Management ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50% [1]
AssetsNet	$ 51,012,051
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 34,973
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$51,012,051 Number of Portfolio Holdings100 Advisory Fee (net of waivers)$34,973 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Corporate Bonds	62.7%
U.S. Government & Agencies	36.3%
U.S. Treasuries	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Materials	1.0%
Consumer Staples	1.2%
Energy	1.5%
Technology	2.5%
Communications	2.6%
Consumer Discretionary	3.5%
Real Estate	4.1%
Health Care	7.8%
Industrials	8.8%
Utilities	11.4%
Financials	18.1%
U.S. Treasury Obligations	37.1%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Bill, 3.110%, 08/20/26	11.3%
United States Treasury Bill, 3.530%, 09/22/26	4.4%
United States Treasury Note, 3.750%, 08/31/26	3.9%
United States Treasury Bill, 3.050%, 08/18/26	3.8%
United States Treasury Bill, 2.650%, 08/11/26	3.0%
United States Treasury Bill, 3.600%, 10/15/26	2.9%
Allstate Corporation (The), 3.280%, 12/15/26	2.2%
Amgen, Inc., 2.600%, 08/19/26	2.1%
Duke Energy Corporation, 2.650%, 09/01/26	2.0%
Becton Dickinson and Company, 3.700%, 06/06/27	2.0%

[1]	Annualized